THE HENLOPEN FUND

                               SEMIANNUAL REPORT
                               DECEMBER 31, 2002

To My Fellow Shareholders:

For the quarter ending December 31, 2002, The Henlopen Fund increased 16.5%. Annualized returns for the Fund for one, three, five and ten years are -20.9%, - 13.4%, +4.2% and +12.3%, respectively.

The fourth quarter provided welcome relief for investors as the bear market loosened its grip for the first time all year. Although the quarter started with a steep decline from already oversold levels, the market staged a classic reversal day in October, opening sharply lower before closing the day with strong gains on a surge in volume. The Fund was positioned well for the ensuing rally, outperforming all major indices for the quarter. Explosive moves in several of our larger holdings led the quarter's advance, complemented by strength across our energy-related names.

The reversal day had many of the earmarks of a market bottom and an end to the three-year bear market. However, the willingness of the public to chase the more speculative stocks during the upturn and the subsequent lack of a "Santa Claus" rally at the end of December raises many doubts. Just as technical analysis provides no clear view of where the market is heading in the year ahead, the fundamental picture remains fuzzy. A myriad of statistics indicate that the economy continues to grow, albeit grudgingly. However, the inability of the economy to react more strongly against a backdrop of extremely low interest rates and non-threatening inflation, combined with a weary consumer and anemic international economies, raises concerns about the strength and duration of the recovery. Perhaps ironically, inflation worries have been eliminated to the point that the more frightening specter of deflation is casting its pall over the economic landscape. An impending war with Iraq, aggressive posturing by North Korea and civil unrest in Venezuela are issues further hampering investors' visibility.

While entering the year with a shaky economy and geopolitical concerns sounds uncomfortably familiar, much is different from 2002's scenario. The economy, if not robust, is at least unquestionably stronger than at this time last year. Stock prices are much lower than they were a year ago, and earnings comparisons are now positive instead of sharply negative. What remains the same is our bottoms-up focus on finding individual companies with attractive growth prospects and our continued diligence on your behalf.

Sincerely yours,

/s/ Michael L. Hershey

Michael L. Hershey
President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

                                                                 Lipper Growth
      Date        The Henlopen Fund       S&P 500 Index           Fund Index
      ----        -----------------       -------------          -------------
    12/2/92          $10,000                 $10,000                 $10,000
   12/31/92          $10,010                 $10,162                 $10,204
    3/31/93          $10,821                 $10,604                 $10,507
    6/30/93          $11,562                 $10,654                 $10,661
    9/30/93          $12,450                 $10,926                 $11,173
   12/31/93          $12,999                 $11,179                 $11,426
    3/31/94          $12,760                 $10,758                 $11,084
    6/30/94          $12,126                 $10,804                 $10,841
    9/30/94          $12,853                 $11,332                 $11,373
   12/31/94          $12,644                 $11,330                 $11,246
    3/31/95          $13,583                 $12,430                 $12,059
    6/30/95          $15,494                 $13,613                 $13,349
    9/30/95          $17,819                 $14,692                 $14,563
   12/31/95          $17,453                 $15,574                 $14,918
    3/31/96          $19,233                 $16,409                 $15,591
    6/30/96          $21,442                 $17,144                 $16,107
    9/30/96          $21,024                 $17,670                 $16,566
   12/31/96          $21,182                 $19,141                 $17,527
    3/31/97          $20,072                 $19,658                 $17,468
    6/30/97          $22,519                 $23,083                 $20,228
    9/30/97          $28,095                 $24,811                 $22,301
   12/31/97          $25,971                 $25,524                 $22,450
    3/31/98          $31,183                 $29,084                 $25,229
    6/30/98          $29,902                 $30,041                 $25,946
    9/30/98          $23,918                 $27,058                 $22,985
   12/31/98          $30,323                 $32,818                 $28,216
    3/31/99          $30,744                 $34,456                 $29,647
    6/30/99          $34,816                 $36,885                 $31,571
    9/30/99          $34,260                 $34,582                 $29,936
   12/31/99          $49,162                 $39,781                 $36,103
    3/31/00          $63,069                 $40,678                 $38,735
    6/30/00          $53,512                 $39,597                 $37,119
    9/30/00          $50,296                 $39,213                 $36,626
   12/31/00          $40,041                 $36,145                 $32,176
    3/31/01          $33,035                 $31,860                 $26,892
    6/30/01          $38,551                 $33,724                 $28,772
    9/30/01          $30,774                 $28,787                 $23,228
   12/31/01          $40,339                 $31,864                 $26,394
    3/31/02          $38,887                 $31,952                 $25,829
    6/30/02          $33,882                 $27,671                 $22,200
    9/30/02          $27,404                 $22,891                 $18,737
   12/31/02          $31,925                 $24,821                 $20,007

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                            STATEMENT OF NET ASSETS
                         December 31, 2002 (Unaudited)

  SHARES                                               COST           VALUE
  -----                                                ----           -----
LONG-TERM INVESTMENTS -- 95.5% (A)<F3>

COMMON STOCKS -- 94.4% (A)<F3>

               AUTO & TRUCK RELATED -- 0.6%
    30,000     ArvinMeritor, Inc.                  $    767,712    $   500,100

               BASIC MATERIALS -- 0.4%
    55,000     Universal Stainless &
                 Alloy Products, Inc.*<F2>              866,924        332,750

               COAL -- 3.3%
    75,000     Arch Coal, Inc.                        2,570,467      1,619,250
   100,000     Massey Energy Co.                      2,398,620        972,000
                                                   ------------    -----------
                                                      4,969,087      2,591,250

               COMMUNICATIONS -- 3.5%
    60,000     F5 Networks, Inc.*<F2>                 2,203,749        644,400
   200,000     NMS Communications
                 Corp.*<F2>                           2,405,787        384,000
   185,000     Packeteer, Inc.*<F2>                     543,636      1,269,100
   301,000     Science Dynamics Corp.*<F2>            2,771,553          8,127
   500,000     U.S. Wireless Data Inc.*<F2>           1,413,507        415,000
                                                   ------------    -----------
                                                      9,338,232      2,720,627

               CONSTRUCTION SERVICES -- 0.9%
    50,000     Dominion Homes, Inc.*<F2>              1,018,875        712,500

               DISTRIBUTION -- 1.6%
    75,000     D & K Healthcare
                 Resources, Inc.                      1,390,547        768,075
    60,000     Insight Enterprises, Inc.*<F2>         1,292,083        498,600
                                                   ------------    -----------
                                                      2,682,630      1,266,675

               ELECTRONICS/EQUIPMENT MANUFACTURING -- 0.8%
    30,000     Planar Systems Inc.*<F2>                 706,770        618,900

               FINANCIAL SERVICES -- 12.8%
       400     Berkshire Hathaway
                 Inc. Cl B*<F2>                         976,735        969,200
    45,000     Commercial Capital
                 Bancorp Inc.*<F2>                      360,000        399,150
    30,000     Doral Financial Corp.                    838,100        858,000
    10,000     GreenPoint Financial Corp.               501,865        451,800
    30,000     Hudson United Bancorp                    909,680        933,000
   136,000     Penn-America Group, Inc.               1,177,310      1,230,800
    50,000     Southern Financial
                 Bancorp, Inc.                        1,039,400      1,505,000
    80,000     W Holding Company, Inc.                1,277,969      1,312,800
    67,500     WSFS Financial Corp.                   1,204,756      2,225,475
                                                   ------------    -----------
                                                      8,285,815      9,885,225

               FOOD & BEVERAGES -- 0.9%
    50,000     Chiquita Brands
                 International, Inc.*<F2>               874,040        663,000

               GOLDMINING -- 1.7%
    60,000     Gold Fields Ltd. - SP-ADR                770,004        837,600
   200,000     Kinross Gold Corp.*<F2>                  471,380        490,000
                                                   ------------    -----------
                                                      1,241,384      1,327,600

               HEALTHCARE PRODUCTS -- 18.6%
   310,000     IGEN International, Inc.*<F2>          5,109,762     13,283,500
   160,000     PharmaNetics, Inc.*<F2>                2,272,750      1,112,000
                                                   ------------    -----------
                                                      7,382,512     14,395,500

               HEALTHCARE SERVICES -- 2.3%
   275,000     QuadraMed Corp.*<F2>                   2,271,565        720,500
    80,000     SFBC International, Inc.*<F2>          1,309,840      1,038,400
                                                   ------------    -----------
                                                      3,581,405      1,758,900

               LEISURE/ENTERTAINMENT -- 4.3%
   200,000     Acres Gaming Inc.*<F2>                 1,043,410      1,058,000
    50,000     Alliance Gaming Corp.*<F2>               757,375        851,500
    50,000     Aztar Corp.*<F2>                       1,000,632        714,000
    50,000     Boyd Gaming Corp.*<F2>                   665,813        702,500
                                                   ------------    -----------
                                                      3,467,230      3,326,000

               MEDICAL PRODUCTS/SUPPLIES -- 3.1%
    80,000     Conceptus, Inc.*<F2>                   1,468,146        958,400
    45,000     Kensey Nash Corp.*<F2>                   841,366        822,150
    60,000     Medical Action
                 Industries Inc.*<F2>                   801,135        651,000
                                                   ------------    -----------
                                                      3,110,647      2,431,550

               MISCELLANEOUS MANUFACTURING -- 1.5%
   150,000     Axsys Technologies, Inc.*<F2>          4,046,085      1,170,000

               OIL & GAS EXPLORATION/PRODUCTION -- 6.3%
   100,000     Comstock Resources, Inc.*<F2>            828,209        929,000
    25,000     Newfield Exploration Co.*<F2>            878,428        901,250
    40,000     Pioneer Natural
                 Resources Co.*<F2>                   1,016,100      1,010,000
    50,000     Prima Energy Corp.*<F2>                1,686,718      1,118,000
    25,000     Valero Energy Corp.                    1,168,086        923,500
                                                   ------------    -----------
                                                      5,577,541      4,881,750

               OILFIELD PRODUCTS/SERVICES -- 9.6%
    75,000     Grant Prideco, Inc.*<F2>               1,593,380        873,000
   600,000     Grey Wolf, Inc.*<F2>                   3,887,199      2,394,000
    50,000     Patterson-UTI Energy, Inc.*<F2>        2,013,748      1,508,500
    25,000     Rowan Companies, Inc.                    541,313        567,500
   110,000     Universal Compression
                 Holdings, Inc.*<F2>                  3,613,692      2,104,300
                                                   ------------    -----------
                                                     11,649,332      7,447,300

               PHARMACEUTICALS -- 0.4%
    40,000     Bentley
                 Pharmaceuticals, Inc.*<F2>             359,920        322,000

               RESTAURANTS -- 0.9%
    80,000     Total Entertainment
                 Restaurant Corp.*<F2>                1,052,293        672,000

               RETAILING -- 7.6%
    60,000     A.C. Moore Arts
                 & Crafts, Inc.*<F2>                  1,098,136        762,600
    15,000     Fred's, Inc.                             476,910        385,500
    40,000     Gart Sports Co.*<F2>                   1,292,784        774,000
    25,000     Home Depot, Inc.                         727,930        599,000
    70,000     Jos. A. Bank Clothiers, Inc.*<F2>      1,285,385      1,492,400
   400,000     Rite Aid Corp.*<F2>                    3,075,398        980,000
    75,000     TBC Corp.*<F2>                         1,032,701        900,750
                                                   ------------    -----------
                                                      8,989,244      5,894,250
               SEMICONDUCTORS/RELATED -- 4.2%
    60,000     Advanced Micro
                 Devices, Inc.*<F2>                     509,580        387,600
    40,000     ATMI, Inc.*<F2>                        1,283,210        740,800
    70,000     Fairchild Semiconductor
                 Corp.*<F2>                           2,586,540        749,700
    35,000     Intersil Corp.*<F2>                      664,707        487,900
   350,000     Optical Communication
                 Products, Inc.*<F2>                  1,373,520        378,000
    70,000     Taiwan Semiconductor
                 Mfg Co. Ltd. SP-ADR                    616,400        493,500
                                                   ------------    -----------
                                                      7,033,957      3,237,500

               SOFTWARE & RELATED SERVICES -- 5.9%
   370,500     Bitstream Inc.*<F2>                    2,802,150        622,440
    90,000     ILOG S.A. SP-ADR*<F2>                  1,240,203        612,000
   300,000     Level 8 Systems, Inc.*<F2>             2,248,528        114,000
   350,000     ON Technology Corp.*<F2>                 967,898      1,347,500
    50,000     SafeNet, Inc.*<F2>                       388,875      1,267,500
   285,000     TeleCommunication
                 Systems, Inc.*<F2>                   1,080,146        572,850
                                                   ------------    -----------
                                                      8,727,800      4,536,290

               SPECIALTY RETAILING -- 0.5%
    20,000     Carmax Inc.*<F2>                         366,782        357,600

               TEXTILES -- 1.6%
   100,000     Quaker Fabric Corp.*<F2>               1,110,777        695,000
   106,400     Unifi, Inc.*<F2>                       1,360,972        558,600
                                                   ------------    -----------
                                                      2,471,749      1,253,600

               TRANSPORTATION -- 1.1%
    70,000     Celadon Group, Inc.*<F2>                 913,610        823,830
                                                   ------------    -----------
                    Total common stocks              99,481,576     73,126,697

PREFERRED STOCKS -- 1.1% (A)<F3>
    50,000     EXCO Resources, Inc.,
               5.00%,  Conv. Pfd. 5/23/03               939,100        894,000
                                                   ------------    -----------
                    Total long-term
                      investments                   100,420,676     74,020,697

 PRINCIPAL
  AMOUNT
 ---------
SHORT-TERM INVESTMENTS -- 4.6% (A)<F3>
               VARIABLE RATE DEMAND NOTE
$3,587,721     U. S. Bank, N.A.                       3,587,721      3,587,721
                                                   ------------    -----------
                    Total investments              $104,008,397     77,608,418
                                                   ------------
                                                   ------------
               Liabilities, less cash and
                 receivables -- (0.1%) (A)<F3>                        (111,788)
                                                                   -----------
                    NET ASSETS                                     $77,496,630
                                                                   -----------
                                                                   -----------
                    Net Asset Value Per Share
                      (No par value, unlimited
                      shares authorized), offering
                      and redemption price
                      ($77,496,630 / 4,899,959
                      shares outstanding)                          $     15.82
                                                                   -----------
                                                                   -----------

  *<F2>   Non-income producing security.
(a)<F3>   Percentages for the various classifications relate to net assets.


                            STATEMENT OF OPERATIONS
              For the Period Ending December 31, 2002 (Unaudited)

INCOME:
   Dividends                                                       $   120,261
   Interest                                                             28,354
                                                                   -----------
        Total income                                                   148,615
                                                                   -----------

EXPENSES:
   Investment management fees                                          387,101
   Administrative services                                              49,601
   Transfer agent fees                                                  49,199
   Printing and postage expense                                         49,189
   Professional fees                                                    37,776
   Insurance expense                                                    16,134
   Registration fees                                                    14,045
   Custodian fees                                                        7,822
   Board of Trustees fees                                                6,000
   Other expenses                                                        3,835
                                                                   -----------
        Total expenses                                                 620,702
                                                                   -----------
NET INVESTMENT LOSS                                                   (472,087)
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS                                   (27,107,002)
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS              21,832,425
                                                                   -----------
NET LOSS ON INVESTMENTS                                             (5,274,577)
                                                                   -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(5,746,664)
                                                                   -----------
                                                                   -----------

  The accompanying notes to financial statements are an integral part of these statements.

                      STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ending December 31, 2002 (Unaudited) and For the Year Ended June
                                    30, 2002

                                                                                DECEMBER 31, 2002   JUNE 30, 2002
                                                                                -----------------   -------------
OPERATIONS:
   Net investment loss                                                             $   (472,087)    $ (1,229,958)
   Net realized loss on investments                                                 (27,107,002)      (5,226,682)
   Net increase (decrease) in unrealized appreciation on investments                 21,832,425       (8,935,051)
                                                                                   ------------     ------------
          Net decrease in net assets resulting from operations                       (5,746,664)     (15,391,691)
                                                                                   ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gains ($0.04378 per share)                                --         (335,471)
                                                                                   ------------     ------------
          Total distributions                                                                --         (335,471)*<F4>
                                                                                   ------------     ------------
FUND SHARE ACTIVITIES:
   Proceeds from shares issued (3,474,597 and 3,930,681 shares, respectively)        51,941,533       72,085,797
   Net asset value of shares issued in distributions (18,200 shares)                         --          329,609
   Cost of shares redeemed (4,251,879 and 6,151,163 shares, respectively)           (64,014,753)    (112,243,318)
                                                                                   ------------     ------------
          Net decrease in net assets derived from Fund share activities             (12,073,220)     (39,827,912)
                                                                                   ------------     ------------
          TOTAL DECREASE                                                            (17,819,884)     (55,555,074)
NET ASSETS AT THE BEGINNING OF THE PERIOD                                            95,316,514      150,871,588
                                                                                   ------------     ------------
NET ASSETS AT THE END OF THE PERIOD                                                $ 77,496,630     $ 95,316,514
                                                                                   ------------     ------------
                                                                                   ------------     ------------

*<F4>  See Note 7.


                              FINANCIAL HIGHLIGHTS
 (Selected data for each share of the Fund outstanding throughout each period)

                                                      (UNAUDITED)
                                                        FOR THE                       FOR THE YEARS ENDED JUNE 30,
                                                     PERIOD ENDING      --------------------------------------------------------
                                                   DECEMBER 31, 2002     2002        2001         2000        1999         1998
                                                   -----------------    ------      ------       ------      ------       ------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                 $ 16.79        $ 19.15     $ 28.39      $ 19.84     $ 17.04      $ 15.83
   Income from investment operations:
        Net investment loss (a)<F7>                       (0.09)         (0.18)      (0.16)       (0.25)      (0.11)       (0.03)
        Net realized and unrealized
          (losses) gains on investments                   (0.88)         (2.14)      (7.85)       10.18        2.91         4.55
                                                        -------        -------     -------      -------     -------      -------
   Total from investment operations                       (0.97)         (2.32)      (8.01)        9.93        2.80         4.52

   Less distributions:
        Dividend from net investment income                  --             --          --           --          --           --
        Distributions from net realized gains                --          (0.04)      (1.23)       (1.38)         --        (3.31)
                                                        -------        -------     -------      -------     -------      -------
   Total from distributions                                  --          (0.04)      (1.23)       (1.38)         --        (3.31)
                                                        -------        -------     -------      -------     -------      -------
   Net asset value, end of period                       $ 15.82        $ 16.79     $ 19.15      $ 28.39     $ 19.84      $ 17.04
                                                        -------        -------     -------      -------     -------      -------
                                                        -------        -------     -------      -------     -------      -------

TOTAL INVESTMENT RETURN                                  (5.8)%*<F5>   (12.1)%     (28.0)%        53.7%       16.4%        32.8%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's $)                77,497         95,317     150,872      240,106      63,009       39,966
   Ratio of expenses to average net assets                 1.6%**<F6>     1.4%        1.3%         1.4%        1.5%         1.5%
   Ratio of net investment loss
     to average net assets                               (1.2)%**<F6>   (1.0)%      (0.7)%       (1.0)%      (0.6)%       (0.7)%
   Portfolio turnover rate                                29.6%         132.2%      287.7%       156.9%      162.1%       116.3%

  *<F5>   Not annualized.
 **<F6>   Annualized.
(a)<F7> For the period ending December 31, 2002 and in 2002, 2001, 2000 and 1999, net investment loss per share is calculated using average shares outstanding. In 1998, net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

  The accompanying notes to financial statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS
                         December 31, 2002 (Unaudited)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES --

     The following is a summary of significant accounting policies of The Henlopen Fund (the "Fund"), which is organized as a Delaware Business Trust and is registered as an open-end management company under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 2, 1992. The investment objective of the Fund is long-term capital appreciation.

     (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.

     (b) Net realized gains and losses on sales of securities are computed on the identified cost basis.

     (c) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     (d) The Fund has investments in short-term variable rate demand notes, which are unsecured instruments. The Fund may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Fund's policy is to monitor the creditworthiness of the issuer and nonperformance by these counterparties is not anticipated.

     (e) Accounting principles generally accepted in the United States of America ("GAAP") require that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts.

     (f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     (g) Provision has not been made for Federal income taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment company taxable income and net capital gains to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES --

     The Fund has a management agreement with Landis Associates LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to serve as investment adviser and manager. Under the terms of the agreement, the Fund will pay the Adviser a monthly management fee at the annual rate of 1% on the daily net assets of the Fund.

     The Fund has an administrative agreement with Fiduciary Management, Inc. ("FMI"), with whom an officer of the Fund is affiliated, to supervise all aspects of the Fund's operations except those performed by the Adviser. Under the terms of the agreement, the Fund will pay FMI a monthly administrative fee at the annual rate of 0.2% on the first $30,000,000 of the daily net assets of the Fund, 0.1% on the daily net assets of the Fund on the next $30,000,000 and 0.05% on the daily net assets of the Fund over $60,000,000.

(3)  DISTRIBUTION TO SHAREHOLDERS --

     Net investment income and net realized gains, if any, are distributed to shareholders at least annually.

(4)  INVESTMENT TRANSACTIONS --

     For the period ending December 31, 2002, purchases and proceeds of sales of investment securities (excluding short-term securities) were $22,005,462 and $30,464,645, respectively.

(5)  ACCOUNTS PAYABLE AND ACCRUED LIABILITIES --

     As of December 31, 2002, liabilities of the Fund included the following:

          Payable to shareholders for redemptions                 $     77,633
          Payable to the Adviser for management fees                    69,137
          Other liabilities                                             72,141

(6)  SOURCES OF NET ASSETS --

     As of December 31, 2002 the sources of net assets were as follows:

          Fund shares issued and outstanding                      $137,048,315
          Net unrealized depreciation on investments               (26,399,979)
          Accumulated net realized loss                            (33,151,706)
                                                                  ------------
                                                                  $ 77,496,630
                                                                  ------------
                                                                  ------------

(7)  INCOME TAX INFORMATION --

     The following information for the Fund is presented on an income tax basis as of June 30, 2002:

                         GROSS           GROSS       NET UNREALIZED    DISTRIBUTABLE   DISTRIBUTABLE
         COST OF      UNREALIZED      UNREALIZED      DEPRECIATION        ORDINARY       LONG-TERM
       INVESTMENTS   APPRECIATION    DEPRECIATION    ON INVESTMENTS        INCOME      CAPITAL GAINS
       -----------   ------------    ------------    --------------    -------------   -------------
      $143,614,203    $8,595,548     $(56,889,640)    $(48,294,092)         $ --            $ --

     The difference between the cost amount for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

     The tax components of dividends paid during the year ended June 30, 2002, capital loss carryovers as of June 30, 2002, and tax basis post-October losses as of June 30, 2002, which are not recognized for tax purposes until the first day of the following fiscal year are:

           ORDINARY           LONG -TERM        NET CAPITAL
            INCOME          CAPITAL GAINS          LOSS           POST-OCTOBER
        DISTRIBUTIONS       DISTRIBUTIONS       CARRYOVERS           LOSSES
        -------------       -------------       ----------        ------------
           $335,471              $ --              $ --            $5,983,016

     The Fund has utilized $18,898 of its post-October losses from the prior year to offset current year net capital gains.

     For corporate shareholders in the Fund, the percentage of dividend income distributed for the year ended June 30, 2002 which is designated as qualifying for the dividends received deduction is 39.7%.

(8)  SUBSEQUENT EVENTS--

     A special meeting of shareholders of the Fund was held on October 15, 2002 and the following matters were approved by at least 57% of the voting shares:

     1. Elect five trustees to the Board of Trustees; and
     2. Approve an amendment to Section 11.4(b) of the Fund's Trust Instrument
                                ---------------
        to eliminate the necessity of shareholder approval of reorganizations of series of the Fund.

     The following matters were NOT approved by the shareholders:

     1. The Fund's fundamental investment restriction number 1 to permit selling securities short;
     2. The Fund's fundamental investment restriction number 2 to remove restrictions on borrowing money, issuing senior securities and pledging assets; and
     3. The Fund's fundamental investment restriction number 4 to permit investing in other investment companies.

                             TRUSTEES AND OFFICERS

                                                                                                          # of
                                                                                                          Portfolios
                                                Term of          Principal                                in Fund     Other
                                Position(s)     Office and       Occupation                               Complex     Directorships
                                Held with       Length of        During Past                              Overseen    held by
Name, Age and Address           the Fund        Time Served      Five Years                               by Trustee  Trustee
---------------------           -----------     -----------      -----------                              ----------  -------------
"DISINTERESTED PERSONS" OF THE FUND
Howard E. Cosgrove              Trustee         Indefinite,      Retired; prior to August 1, 2000 Chairman     1      None
c/o Conectiv, Inc.                              Trustee since    and Chief Executive Officer of Conectiv,
800 King Street                                 2002             Inc., a regulated power delivery and
Wilmington, DE  19899                                            electric product/energy merchant company.
Age: 59

Robert J. Fahey, Jr.            Trustee         Indefinite,      Senior Director of Real Estate Investment     1      None
1717 Arch Street                                Trustee since    Banking for the Financial Services Group
30th Floor                                      1992             of Cushman & Wakefield, a commercial
Philadelphia, PA  19103                                          real estate firm.
Age: 44

John H. Remer                   Trustee         Indefinite,      Retired                                       1      None
c/o Landis Associates, Inc.                     Trustee since
Longwood Corporate                              2002
  Center South, Suite 213
415 McFarlan Road
Kennett Square, PA  19348
Age: 78

"INTERESTED PERSONS" OF THE FUND
Michael L. Hershey*<F8>         Trustee         Indefinite,      Chairman, President, Treasurer and            1      None
Longwood Corporate                              Trustee since    Secretary Landis Associates LLC
  Center South, Suite 213                       1992
415 McFarlan Road               President       One year term,
Kennett Square, PA 19348                        President since
Age: 64                                         1992

Stephen L. Hershey, M.D.*<F8>   Trustee         Indefinite,      Orthopaedic surgeon                           1      None
4745 Stanton-Ogleton Road                       Trustee since
Suite 225                                       1992
Newark, DE  19713
Age: 62

Bruce V. Vogenitz, C.F.A.*<F8>  Vice-President  One year term,   Vice President of Landis Associates LLC       1      None
Longwood Corporate              and Secretary   Vice President   since 1998; analyst at Gardner Lewis Asset
  Center South, Suite 213                       and Secretary    Management from 1997 to 1998
415 McFarlan Road                               since 1998
Kennett Square, PA  19348
Age: 37

Camille F. Wildes*<F8>          Vice-President/ One year term,   Vice President of Fiduciary                   1      None
c/o Fiduciary Management, Inc.  Compliance      Vice President/  Management,Inc.
225 East Mason Street           Officer and     Compliance
Milwaukee, WI  53202            Treasurer       Officer since
Age: 50                                         1994 and
                                                Treasurer since
                                                2001

*<F8> Messrs. Michael L. Hershey and Vogenitz are "interested persons" of the
      Fund because they are officers of the Fund and the Adviser.  Dr. Stephen
      L. Hershey is an "interested person" of the Fund because he is the brother of Mr. Michael L. Hershey. Ms. Wildes is an "interested person" of the Fund because she is an officer of the Fund.

For additional information about the Trustees and Officers, please call (866) 880-0032 and request a Statement of Additional Information. One will be mailed to you free of charge.

                            U.S. BANK INSTITUTIONAL
                                TRUST & CUSTODY
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares
   of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.